Leases - Schedule of Supplemental Cash Flow and Other Information Related to Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash paid for the amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 165,782	$ 152,267	$ 146,816
Financing cash flows from finance leases	1,465	1,269	1,031
Lease right-of-use asset obtained in exchange for lease obligations:
Operating leases	147,691	197,477	135,893
Finance leases	$ 2,837	$ 3,075	$ 4,022